Advisor Class | T. Rowe Price Floating Rate Fund, Inc.
T. Rowe Price Floating Rate Fund–Advisor Class SUMMARY
Investment Objective
The fund seeks high current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Advisor Class T. Rowe Price Floating Rate Fund, Inc. T. Rowe Price Floating Rate Fund-Advisor Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Floating Rate Fund, Inc. T. Rowe Price Floating Rate Fund-Advisor Class
Management fees		0.60%
Distribution and service (12b-1) fees		0.25%
Other expenses		1.51%
Total annual fund operating expenses		2.36%
Fee waiver/expense reimbursement	[1]	1.41%
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.95%
[1]	T. Rowe Price Associates, Inc. has agreed (through September 30, 2013) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average net assets to exceed 0.95%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 0.95%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.95% (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees).

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Floating Rate Fund, Inc. T. Rowe Price Floating Rate Fund-Advisor Class	97	601	1,132	2,588

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 45.4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in floating rate loans and floating rate debt securities.

Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Most, if not all, of the loans in which the fund invests are rated below investment-grade (BB and lower, or an equivalent rating) or are not rated by a major credit rating agency. The loans in which the fund invests are often referred to as “leveraged loans” because the borrowing companies have significantly more debt than equity.

The loans held by the fund may be senior or subordinate obligations of the borrower, although the fund normally invests the majority of its assets in senior floating rate loans. In the event of bankruptcy, holders of senior floating rate loans are typically paid (to the extent assets are available) before certain other creditors of the borrower (e.g., bondholders and stockholders). Holders of subordinate loans may be paid after more senior bondholders. Loans may or may not be secured by collateral. There is no limit on the fund’s investments in unsecured loans or in companies involved in bankruptcy proceedings, reorganizations, or financial restructurings.

Floating rate loans have interest rates that reset periodically (typically quarterly or monthly). The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a U.S. bank’s prime or base rate, the overnight federal funds rate, or another rate. Floating rate loans may be structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The fund may acquire floating rate loans directly from a lender or through the agent, as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s floating rate loan or portion thereof.

In buying and selling loans, the fund relies on its fundamental analysis of each company and the company’s ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. The fund may purchase other floating rate debt instruments with credit and interest rate characteristics similar to the floating rate loans that it purchases.

In addition to the fund’s investments in loans, the fund may invest in a variety of debt securities, such as government and agency debt obligations, and investment-grade and high yield corporate bonds. High yield bonds, also known as “junk” bonds, are rated below investment grade and should be considered speculative. They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The fund may invest up to 20% of its net assets in fixed rate debt securities.

The fund has considerable flexibility in seeking higher yields. There are no maturity restrictions, so the fund can purchase longer-term loans and bonds, which tend to have higher yields (but are more volatile) than shorter-term loans and bonds. However, the fund’s weighted average maturity generally is expected to be in the 4- to 8-year range, although it may be above or below that range depending on market conditions.

While most assets will typically be invested in U.S. dollar-denominated floating rate loans and debt securities, the fund may also invest in foreign loans and securities in keeping with the fund’s objective. The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated loans and debt securities.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding loans or securities, or to reduce its exposure to certain loans or securities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The fund is exposed to interest rate risk like more traditional bond funds, but credit and liquidity risks tend to be more important. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Credit risk This is the risk that a loan borrower or issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, inability to meet a financial obligation, or the downgrade of a fund holding. The fund’s overall credit risk is increased to the extent it invests in loans not secured by collateral or if it purchases a participation interest in a loan.

Because a significant portion of the fund’s investments may be rated below investment-grade (also known as “junk” securities), the fund is exposed to greater volatility than if it invested mainly in investment-grade bonds and loans. High yield bond and loan issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.

Accordingly, securities and loans involving such companies carry a higher risk of default and should be considered speculative.

Impairment of collateral risk This is the risk that the value of collateral securing a floating rate loan could decline, be insufficient to satisfy the loan obligation, or be difficult to liquidate. The fund’s access to the collateral could be limited by bankruptcy or by the type of loan it purchases. As a result, a collateralized senior loan may not be fully collateralized and can decline significantly in value.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. Because interest payments on the fund’s floating rate investments are typically based on a spread over another interest rate, falling interest rates will result in less income for the fund, but will not typically result in the price volatility that a fixed rate holding could experience.

Prepayment risk This is the risk that the principal on a loan or debt security will be prepaid prior to its maturity, reducing the potential for price gains. The rate of prepayments tends to increase as interest rates fall.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Floating rate loans may not have an active trading market and often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

Senior loans risk Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.
Performance
Because the fund commenced operations in 2011, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-638-8790.